Loans And Fair Value Measurement - Schedule of Unobservable Inputs (Details)	Oct. 31, 2025	Dec. 31, 2024
Share price [Member]
Schedule of Unobservable Inputs [Line Items]
Measurements inputs	8.7	3.52
Volatility - conversion feature of loan [Member]
Schedule of Unobservable Inputs [Line Items]
Measurements inputs		106
Volatility - warrants [Member]
Schedule of Unobservable Inputs [Line Items]
Measurements inputs		78
Risk-free interest - conversion feature [Member]
Schedule of Unobservable Inputs [Line Items]
Measurements inputs		4.2
Risk-free interest - warrants [Member]
Schedule of Unobservable Inputs [Line Items]
Measurements inputs		4.2
Life expectancy [Member]
Schedule of Unobservable Inputs [Line Items]
Measurements inputs	0	0.17